SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES
Schedule of short-term debts

	December 31,
	2021	2022
	RMB	RMB
Third parties’ debts
Short-term bank loans	24,959	14,461
RMB denominated	24,959	14,325
USD denominated	—	136
Current portion of long-term bank loans	3,293	13,876
RMB denominated	3,281	13,875
USD denominated	12	1
Current portion of long-term corporate bonds	7,000	30,700
RMB denominated	7,000	30,700
	35,252	59,037
Loans from Sinopec Group Company and fellow subsidiaries
Short-term loans	2,407	6,852
RMB denominated	1,320	5,911
USD denominated	934	906
European Dollar (“EUR”) denominated	153	35
Current portion of long-term loans	466	440
RMB denominated	466	440
	2,873	7,292
	38,125	66,329

Schedule of long-term debts

	Interest rate and final maturity	December 31,
		2021	2022
		RMB	RMB
Third parties’ debts

Long-term bank loans

RMB denominated	Interest rates ranging from 1.00% to 4.66% per annum as at December 31, 2022 with maturities through 2040	38,880	86,532

USD denominated	Interest rates at 0.00% per annum as at December 31, 2022 with maturities through 2038	64	53
		38,944	86,585

Corporate bonds

RMB denominated	Fixed interest rates ranging from 2.20% to 3.20% per annum as at December 31, 2022 with maturities through 2026	38,522	31,534
USD denominated	Fixed interest rates ranging from 3.13 % to 4.25 % per annum as at December 31, 2022 with maturities through 2043	11,127	12,163
		49,649	43,697
Total third parties’ long-term debts		88,593	130,282

Less: Current portion		(10,293)	(44,576)
		78,300	85,706
Long-term loans from Sinopec Group Company and fellow subsidiaries
RMB denominated	Interest rates ranging from 1.08% to 5.23% per annum as at December 31, 2022 with maturities through 2037	12,988	22,695
USD denominated	Interest rates at 1.65% per annum as at December 31, 2022 with maturities in 2027	1,168	—

Less: Current portion		(466)	(440)
		13,690	22,255
		91,990	107,961